1900 K Street, N.W.
Washington, DC 20006-1110

+1 202 261 3300 Main

+1 202 261 3333 Fax

www.dechert.com

Alexander C. Karampatsos

Alexander.Karampatsos@dechert.com
+1 202 261 3402 Direct
+1 202 261 3333 Fax

January 10, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Eagle Point Institutional Income Fund
File No. 811-23758
Registration Statement on Form N-2 (the “Registration Statement”)

Ladies and Gentlemen:

Enclosed for filing on behalf of Eagle Point Institutional Income Fund (the “Fund”), a closed-end management investment company, is the Fund’s Registration Statement. This filing is being made for the purpose of registering a new series of preferred shares.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3402.

Sincerely,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos